Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Undesignated Preferred Stock	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Common stock reserved for future isuance	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2015		3,381,520	5,000	58,162,669
Beginning Balance, Amount at Dec. 31, 2015		$ 33,815	$ 50	$ 581,627	$ 197,865	$ 69,697,929	$ (773,500)	$ (88,045,554)	$ (18,307,768)
Shares Issued for Debt Conversions, Shares				257,498,400
Shares Issued for Debt Conversions, Amount				$ 2,574,985		194,229			2,769,214
Write-off of shares issuable for accrued interest					(197,865)				(197,865)
Net income								13,501,925	13,501,925
Ending Balance, Shares at Dec. 31, 2016		3,381,520	5,000	315,661,069
Ending Balance, Amount at Dec. 31, 2016		$ 33,815	$ 50	$ 3,156,612		69,892,158	(773,500)	(74,543,629)	(2,234,494)
Shares issued on convertible notes, Shares				29,788,980
Shares issued on convertible notes, Amount				$ 297,890					297,890
Net income								(700,483)	(700,483)
Ending Balance, Shares at Dec. 31, 2017		3,381,520	5,000	345,450,049
Ending Balance, Amount at Dec. 31, 2017		$ 33,815	$ 50	$ 3,454,502		$ 69,892,158	$ (773,500)	$ (75,244,112)	(2,637,087)
Net income									(375,972)
Ending Balance, Amount at Jun. 30, 2018									$ (2,571,173)